Breakdown of Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2026
Breakdown of Expenses by Nature [Abstract]
Schedule of Breakdown of Cost of Sales, Selling, General and Administrative Expenses

The following table shows a breakdown of cost of sales, Selling, general and administrative expenses of all business for the periods presented for each category:

	2026	2025	2024
Changes in inventories of merchandised goods	$5,728,614	$7,521,466	$6,023,207
Storage cost	740,994	1,034,158	926,131
Transportation cost	3,510,296	6,361,180	2,865,295
Consumption of packing material	653,176	1,073,720	939,350
Depreciation and amortization	79,002	66,091	58,235
Labor cost	1,894,087	2,610,377	2,831,507
Outsourcing expenses	424,800	626,939	460,503
Others	1,411,304	820,587	914,926
Total cost of sales, selling, general and administrative expenses	$14,442,273	$20,114,518	$15,019,154